BUSINESS COMBINATION (Details 4) R$ in Thousands	Apr. 01, 2025 BRL (R$)
Disclosure of contingent liabilities in business combination [abstract]
Tax	R$ 12,691
Labor	12,093
Civil	44
Total provisions and contingent liabilities	R$ 24,828